Property, plant and equipment - Summary of Property Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	$ 198,642
At December 31	194,835	$ 198,642
Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	434,961	436,769
Additions	25,831	28,254
Sales, retirements and other movements	(8,720)	(19,800)
Reclassifications	0
Currency translation differences	(2,998)	10,262
At December 31	455,070	434,961
Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(236,319)	(241,837)
Charge for the year	29,915	17,310
Sales, retirements and other movements	8,086	16,422
Reclassifications	0
Currency translation differences	2,087	(6,406)
At December 31	(260,235)	(236,319)
Carrying amount of exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	6,403	7,000
At December 31	5,312	6,403
Carrying amount of exploration and evaluation assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	11,565	12,679
Additions	2,161	1,564
Sales, retirements and other movements	(5,164)	(2,469)
Reclassifications	0
Currency translation differences	(73)	209
At December 31	8,635	11,565
Carrying amount of exploration and evaluation assets | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(5,162)	(5,580)
Charge for the year	731	397
Sales, retirements and other movements	2,609	765
Reclassifications	0
Currency translation differences	39	(50)
At December 31	(3,323)	(5,162)
Production
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	117,354
At December 31	110,697	117,354
Production | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	277,016	285,903
Additions	10,731	11,954
Sales, retirements and other movements	(1,153)	(14,541)
Reclassifications	(2,779)
Currency translation differences	(1,855)	6,300
At December 31	285,670	277,016
Production | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(159,662)	(167,530)
Charge for the year	18,202	9,709
Sales, retirements and other movements	2,000	13,207
Reclassifications	2,217
Currency translation differences	1,326	(4,370)
At December 31	(174,973)	(159,662)
Manufacturing, supply and distribution
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	49,884
At December 31	49,243	49,884
Manufacturing, supply and distribution | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	106,785	104,182
Additions	5,910	6,928
Sales, retirements and other movements	(1,016)	(2,548)
Reclassifications	527
Currency translation differences	(863)	1,777
At December 31	113,069	106,785
Manufacturing, supply and distribution | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(56,901)	(55,131)
Charge for the year	8,295	5,149
Sales, retirements and other movements	2,083	2,054
Reclassifications	(63)
Currency translation differences	650	(1,325)
At December 31	(63,826)	(56,901)
Other PPE
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	25,001
At December 31	29,583	25,001
Other PPE | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	39,595	34,005
Additions	7,029	7,808
Sales, retirements and other movements	(1,387)	(242)
Reclassifications	2,252
Currency translation differences	(207)	1,976
At December 31	47,696	39,595
Other PPE | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(14,594)	(13,596)
Charge for the year	2,687	2,055
Sales, retirements and other movements	1,394	396
Reclassifications	(2,154)
Currency translation differences	72	(661)
At December 31	$ (18,113)	$ (14,594)